Derivative Instruments Level 4 Credit Risk Assumed through Credit Derivatives (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	$ 35,535	$ 43,623
Derivative, Fair Value, Net	100	(109)
Credit Risk Contract [Member] | Basket Credit Default Swaps [Member] | Standard & Poor's, A- Rating [Member] | External Credit Rating, Investment Grade [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	12
Derivative, Fair Value, Net	$ (1)
Average Term of Credit Risk Derivatives	5 years
Derivative, Nominal Value, Amount Offset Against Collateral, Net	$ 2
Derivative, Fair Value, Amount Offset Against Collateral, Net	0
Credit Risk Contract [Member] | Basket Credit Default Swaps [Member] | Standard & Poor's, CCC+ Rating [Member] | External Credit Rating, Non Investment Grade [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	19
Derivative, Fair Value, Net	(5)
Derivative, Nominal Value, Amount Offset Against Collateral, Net	19
Derivative, Fair Value, Amount Offset Against Collateral, Net	5
Credit Risk Contract [Member] | Basket Credit Default Swaps [Member] | Standard & Poor's, BBB+ Rating [Member] | External Credit Rating, Investment Grade [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	202
Derivative, Fair Value, Net	$ 1
Average Term of Credit Risk Derivatives	5 years
Derivative, Nominal Value, Amount Offset Against Collateral, Net	$ 0
Derivative, Fair Value, Amount Offset Against Collateral, Net	0
Credit Risk Contract [Member] | Basket Credit Default Swaps [Member] | Standard & Poor's, B+ Rating [Member] | External Credit Rating, Non Investment Grade [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	80
Derivative, Fair Value, Net	$ 2
Average Term of Credit Risk Derivatives	5 years
Derivative, Nominal Value, Amount Offset Against Collateral, Net	$ 0
Derivative, Fair Value, Amount Offset Against Collateral, Net	0
Credit Risk Contract [Member] | Single Name Credit Default Swaps [Member] | Standard & Poor's, A Rating [Member] | External Credit Rating, Investment Grade [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	80
Derivative, Fair Value, Net	$ 1
Average Term of Credit Risk Derivatives	4 years
Derivative, Nominal Value, Amount Offset Against Collateral, Net	$ 0
Derivative, Fair Value, Amount Offset Against Collateral, Net	0
Not Designated as Hedging Instrument [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	35,535	43,613
Derivative, Fair Value, Net	100	(109)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	1,500	1,300
Not Designated as Hedging Instrument [Member] | Credit Derivatives in Offsetting Positions [Member]
Credit Derivatives [Line Items]
Derivative Asset, Notional Amount	43	0
Derivative, Fair Value, Net	$ 0	$ 0